(ICON)
Prudential
Government
Securities Trust

Money Market Series
Short-Intermediate
Term Series
U.S. Treasury Money
Market Series

ANNUAL
REPORT
Nov. 30, 1995
(LOGO)

Portfolio
Manager's Report

Both money market funds and short-intermediate bond funds have generally provided good returns over the past year. Investors in money market funds today are receiving higher yields than they were a year ago, although interest rates peaked earlier this year. And while investors in short-intermediate bond funds are receiving declining yields, their net asset value has risen significantly, putting their total return for the year in double digits. (That's because bond prices rise as interest rates fall.)

Money Market Series.

The Money Market Series' 7-day current yield was 5.13% on November 30, 1995: up from 4.69% on November 30, 1994. The Series performed in line with similar funds measured by Lipper Analytical Services.

Short-Intermediate Term Series.

The Short-Intermediate Term Series' net asset value rose as interest rates declined. Over the 12 months ended November 30, the Series returned 12.4%, performing much better than the average Short-Term U.S. Government fund measured by Lipper Analytical Services.

U.S. Treasury Money Market Series.

The U.S. Treasury Money Market Series' 7-day current yield was 4.99% on November 30, 1995, up from 4.64% on November 30, 1994. The Series performed in line with similar funds measured by Lipper Analytical Services.

Falling Rates / Historical Yield Curve. Subject to change.
(CHART>

How Investments Compared.
(As of 11/30/95)
(CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total return averages for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've added historical 20-year average annual returns to show that some of 1995's returns in the U.S. market (so far) are higher than normal. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Smaller capitalization stocks offer greater potential for long term growth but may be more volatile than larger capitalization stocks. Investors have received higher historical total returns from stocks than from most other investments.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*19 years for General Municipal Debt Funds.

Money Market Series

The Money Market Series seeks high current income, preservation of capital and maintenance of liquidity from a portfolio of money market instruments issued or guaranteed by the U.S. government, its agencies or instrumentalities.

                          7-Day      Weighted     Net Asset
                         Current   Avg.Maturity     Value        Total Net
                          Yield*       (WAM)        (NAV)          Assets
Performance
As of
11/30/95

Money Market Series       5.13%      50 days       $1              $598 million

IBC/Donoghue's
Money Fund Average**      5.09       45 days       $1                  N/A

*Yields will fluctuate from time to time and past performance is not indicative of future results.

**This is the average 7-day current yield, WAM and NAV of 101 funds in Donoghue's Money Fund Average/U.S. Government Category for the week ended November 28.

An investment in the Series is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Series will be able to maintain a stable net asset value of $1 per share.

Money Market Yields
Remain Above 5%.

The Money Market Series' 7-day current yield has been above 5% since February, when it passed that mark for the first time since 1991. At present, our 7-day current yield is several percentage points above the rate of inflation (2.6% to date this year, as measured by the Consumer Price Index).

Interest rates are falling because demand for money has tapered off as economic growth has slowed. In 1994, the value of all goods and services produced (Gross Domestic Product) rose by 4.1%. Through the first three quarters of 1995, GDP has grown by an average of only 2.7%.

Citing receding inflationary pressures, the Federal Reserve eased short-term rates twice in the second half of 1995, lowering its federal funds target rate by a total of a half a percentage point to 5.5%. We expect it will further loosen the money supply in 1996.

U.S. Treasury Money Market Series

The U.S. Treasury Money Market Series seeks high current income consistent with preservation of capital and maintenance of liquidity from a portfolio of U.S. Treasury obligations with maturities of 13 months or less. During the last year, the U.S. Treasury Money Market Series produced yields competitive with the Donoghue U.S. Treasury Money Fund Averages.

                          7-Day      Weighted     Net Asset
                         Current   Avg.Maturity     Value        Total Net
                         Yield*       (WAM)         (NAV)          Assets

Performance
As of
11/30/95
U.S. Treasury Series      4.99%      70 days       $1               $339 million

IBC/Donoghue's
100% U.S. Treasury
Money Fund Average**      4.92       59 days       $1                   N/A

*Yields will fluctuate from time to time and past performance is not indicative of future results.

**This is the average 7-day current yield, WAM and NAV of 37 funds in Donoghue's 100% U.S. Treasury Money Fund Average for the week ended November 28.

An investment in the Series is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Series will be able to maintain a stable net asset value of $1 per share.
*
We Locked In Yields
As Treasury Rates Fell.

Yields for U.S. Treasury securities are typically lower than those offered by U.S. government agencies, because they are considered to be of the highest credit quality. So the Series' yield ended the period slightly below 5%. On May 31, the 7-day current yield was 5.38%.

To lock in high yields as interest rates fell, we held securities with maturities that were much longer than those of our competition, through virtually the entire period. For example, on August 31, our weighted average maturity was 69 days, 12 days longer than the Donoghue U.S. Government Money Fund average for similar funds. We ended on November 30 with a WAM of 70 days.

- Prudential Government Securities Trust: Short-Intermediate Term Series
- Lehman Brothers Intermediate Government Bond Index

Prudential Government Securities Trust:
Short-Intermediate Term Series and the Lehman
Bros. Index: Comparing a $10,000 Investment.

Average Annual Total Returns
8.9% Since Inception
7.9% for 10 Years
7.4% for 5 Years
12.4 for 1 Year

Class A
(CHART)

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, will be worth more or less than their original cost. The chart on the right is designed to give you an idea how much the Series' returns can fluctuate from year to year by measuring the best and worst years in terms of total annual return since inception of the Series.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Prudential Government Securities Trust:
Short-Intermediate Term Series with a similar investment in the Lehman Brothers Intermediate Government Bond Index by portraying the account value for 10 years, and subsequent account value at the end of this reporting period (November 30), as measured on a quarterly basis, beginning in 1985. For purposes of the graph, and unless otherwise indicated, in the accompanying table it has been assumed all recurring fees (including management fees) were deducted; and all dividends and distributions were reinvested.

The Index is a weighted index comprised of securities issued or backed by the U.S. government, its agencies and instrumentalities with a remaining maturity of one to ten years. The index is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transactions costs and advisory fees associated with an investment in the Series. The securities that comprise the Index may differ substantially from the securities in the Series' portfolio. The Index is not the only one that may be used to characterize performance of short-intermediate U.S. government bond funds and other indexes may portray different comparative performance.

Short-Intermediate Term Series

The Short-Intermediate Term Series invests at least 65% of assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and as much as 35% of its total assets in mortgage-backed securities, asset-backed securities or corporate debt. The dollar- weighted average maturity of the Series will be more than two but less than five years.

                           One        Five          Ten              Since
                          Year       Years         Years           Inception

Cumulative
Total Returns*
As of
11/30/95
Short-Intermediate
Term Series                12.4%      42.8%         114.0%           206.7%

Lipper Short
U.S. Government Bond
Fund Average**             10.7       38.8          104.1            199.4

                           One        Five          Ten              Since
                          Year       Years         Years           Inception

Average
Annual
Total Returns*
As of
11/30/95
Short-Intermediate
Term Series                12.9%       7.3%           7.8%             8.9%


                                Dividends & Yields
                                  As of 11/30/95

                         Total Dividends               30-Day
                        Paid for 12 Mos.              SEC Yield
                          $0.54                         5.27%


Past performance is no guarantee of future results. Investment return and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Source: Prudential Mutual Fund Management, Inc. and Lipper Analytical Services, Inc. Shares of this Series are sold without an initial or contingent deferred sales charge.

**These are the average returns of 136 funds in the Short-Term U.S. Government Bond Fund category for one year, 41 funds for five years, eight funds for 10 years, and three funds since inception, as determined by Lipper Analytical Services, Inc.1Inception Date 9/22/82

In August, the Fund's dollar-weighted average maturity was changed to more than two years but less than five years. As a result, its performance is now compared to that of the Lipper Short U.S. Government Bond Fund average, which includes funds with dollar-weighted maturities of five years or less. Previously, performance was compared against the Lipper Intermediate U.S. Government Bond Fund average, which includes funds with dollar-weighted maturities of five to 10 years.

1995 Was A Very Good
Year For Bond Investors.

As the performance statistics above show, 1995 was an exceptional year for investors in the Short-Intermediate Term Series.

Driving your net asset value higher was a sharp drop in interest rates. (Of course, as rates fall, bond prices rise, and vice versa). Interest rates plunged because economic growth slowed sharply and investors bet that the Federal Reserve would be lowering interest rates soon to prevent recession. Over the 12-month period, yield of the five-year U.S. Treasury note plunged by more than two full percentage points to 5.52%, not far above the rate banks charge each other on overnight loans (the federal funds rate).

Over the past six months, we have significantly changed our asset allocation, halving our holdings in U.S. Treasurys, down to 38% from 75% on May 31. We used the proceeds to purchase government agency bonds, now 29% of net assets and asset-backed securities, now 5% of net assets. (Asset backed securities can be collateralized by many types of non-mortgage debt, including auto loans, credit card accounts, and equipment leases, among others.) As the Treasury market progressed, we tried to find issues which would participate if rates continued to decline but would also provide a cushion if they rose.

We've also reined in our duration, a measure of the Series' sensitivity to interest rates changes. Duration at the end of November was 2.5 years, down from 3.2 years in May. Although we expect interest rates to decline in the near future, we expect the rate of decline to be much slower and choppier.
-------------------------------------------------------------------------------

Looking
Ahead.

Bonds may produce further price gains in 1996 if Treasury yields continue to fall, as we expect they may. We look for much of the activity in the shorter portion of the maturity range, so our largest single holding on Nov. 30 was a three-year U.S. Treasury note (12% of net assets), while six months earlier it was a 10-year Treasury bond (18% of net assets).

In the money market, we believe that short-term interest rates are too high to permit the economy to continue to expand, and look for the Federal Reserve to adjust short-term rates slowly lower.

Barbara L. Kenworthy
Portfolio Manager
Intermediate-Term Series

Bernard D. Whitsett II
Portfolio Manager
Money Market Series &
U.S. Treasury Money Market Series
-------------------------------------------------------------------------------
2

President's Letter
(PHOTO)

                                                        January 5, 1996

Dear Shareholder:

For many investors, 1995 was a profitable year -- most stock and bond funds enjoyed healthy returns from the U.S. markets. While climbing returns can tempt even the most skittish investors to start buying again, it is important to remember that the stock and bond markets go down just as they go up. At times like these, remember the importance of working with your Financial Advisor or Registered Representative to help you find investments that are consistent with your risk tolerance and time horizon. Your Financial Advisor or Registered Representative can help you maintain realistic expectations about both the potential performance and risks associated with your investments.

Shareholder Legislative Action Program.
From time to time we've been informing you about significant legislation before Congress, such as the American Dream Savings Account, that may potentially impact mutual fund investors. We want to make it easier for you to share your views with your Congressional member. So, beginning in 1996, your shareholder reports will contain postage-paid message cards that you simply drop in the mail if you want to let your senator or representative know how you feel about pending legislation.

Fund Profiles.
Over the past year, we've worked to make your shareholder reports more interesting, informative and easy to read. This year, we'll be turning our attention to "fund profiles." Some mutual fund companies now offer one to shareholders along with a full prospectus. The purpose of a fund profile is to provide a very brief, reader-friendly summary of a fund's objective, investments, risks and expenses. Would you like to see fund profiles from us? Please call your Financial Advisor or Registered Representative to share your views.

As always, thank you for your confidence in Prudential Mutual Funds.
Sincerely,
Richard A. Redeker
President
------------------------------------------------------------------------------

Portfolio of Investments         PRUDENTIAL GOVERNMENT SECURITIES TRUST
as of November 30, 1995          MONEY MARKET SERIES
------------------------------------------------------------

Principal
Amount
(000)          Description                            (Note 1)
-------------------------------------------------
Federal Farm Credit Bank--7.4%
   $1,985    7.76%, 12/1/95                         $  1,985,000
   16,600    5.57%, 2/23/96, F.R.N.                   16,598,090
   20,000    5.70%, 6/20/96, F.R.N.                   19,992,916
    6,000    5.75%, 8/1/96                             5,993,297
                                                    ------------
                                                      44,569,303
------------------------------------------------------------
Federal Home Loan Bank--12.0%
   12,000    5.645%, 12/4/95, F.R.N.                  11,988,801
    2,500    5.66%, 12/4/95, F.R.N.                    2,499,384
   15,000(d) 5.48%, 12/8/95, F.R.N.                   14,993,195
   15,000(c) 6.20%, 1/2/96                            14,989,667
    5,000(e) 5.67%, 1/26/96                            4,956,367
    6,000    6.787%, 2/15/96                           5,997,764
    6,930    6.85%, 2/28/96                            6,931,960
    6,000(e) 6.63%, 3/22/96                            5,883,893
    3,730    7.39%, 8/2/96                             3,765,925
                                                    ------------
                                                      72,006,956
------------------------------------------------------------
Federal Home Loan Mortgage Corporation--1.2%
    7,375    5.80%, 2/1/96                             7,301,332
------------------------------------------------------------
Federal National Mortgage Association--26.7%
    2,590    6.24%, 12/8/95                            2,586,857
   23,900(e) 5.64%, 2/7/96, F.R.N.                    23,649,900
    3,000    5.74%, 2/9/96, F.R.N.                     3,000,036
   14,605(e) 5.66%, 2/28/96                           14,406,413
   12,000(e) 5.73%, 4/29/96                           11,726,000
    9,000    5.71%, 6/10/96                            8,986,385
   30,000    6.31%, 9/3/96, F.R.N.                    29,991,146
   14,500    5.813%, 9/27/96, F.R.N.                  14,500,000
   29,500    5.672%, 10/1/96, F.R.N.                  29,482,965
  $10,000    5.60%, 11/1/96                         $  9,985,815
   11,400    5.72%, 11/20/96, F.R.N.                  11,392,532
                                                    ------------
                                                     159,708,049
------------------------------------------------------------
Student Loan Marketing Association--7.3%
   16,600    5.83%, 12/20/95, F.R.N.                  16,603,882
   12,000    6.08%, 12/30/95, F.R.N.                  11,991,607
   10,000    5.70%, 1/16/96, F.R.N.                   10,000,000
    5,000    5.66%, 2/14/96, F.R.N.                    4,996,577
                                                    ------------
                                                      43,592,066
------------------------------------------------------------
United States Treasury Notes--1.7%
   10,000    6.875%, 10/31/96                         10,102,382
------------------------------------------------------------
Repurchase Agreements(b)--46.2%
   40,000    Smith Barney, Inc., 5.77%, dated
                11/07/95, due 01/08/96 in the
                amount of $40,397,489 (cost
                $40,000,000; the value of the
                collateral including accrued
                interest is $41,037,448)              40,000,000
   20,600    Goldman Sachs & Co., 5.78%, dated
                11/09/95, due 01/08/96 in the
                amount of $20,798,447 (cost
                $20,600,000; the value of the
                collateral including accrued
                interest is $21,012,000)              20,600,000
    8,038    Bear, Stearns & Co., 5.82%, dated
                11/30/95, due 12/07/95 in the
                amount of $8,049,511 (cost
                $8,038,000; the value of the
                collateral including accrued
                interest is $8,213,515)                8,038,000
   30,000    Bear, Stearns & Co., 5.83%, dated
                11/27/95, due 12/04/95 in the
                amount of $30,034,008 (cost
                $30,000,000; the value of the
                collateral including accrued
                interest is $30,661,341)              30,000,000

--------------------------------------------------------------------------------
4                                           See Notes to Financial Statements.

Portfolio of Investments         PRUDENTIAL GOVERNMENT SECURITIES TRUST
as of November 30, 1995          MONEY MARKET SERIES
------------------------------------------------------------

Principal
Amount
(000)          Description                            (Note 1)
-------------------------------------------------
Repurchase Agreements(b) (cont'd.)
  $40,000    Dean Witter, Reynolds Inc., 5.83%,
                dated 11/27/95, due 12/04/95 in
                the amount of $40,045,344 (cost
                $40,000,000; the value of the
                collateral including accrued
                interest is $40,804,552)            $ 40,000,000
   58,000    Nomura Securities International,
                Inc., 5.83%, dated 11/27/95, due
                12/04/95 in the amount of
                $58,065,749 (cost $58,000,000;
                the value of the collateral
                including accrued interest is
                $59,160,930)                          58,000,000
   26,497    UBS Securities Inc., 5.81%, dated
                11/28/95, due 12/05/95 in the
                amount of $26,526,934 (cost
                $26,497,000; the value of
                collateral including accrued
                interest is $27,029,463)              26,497,000
   16,000    Smith Barney, Inc., 5.81%, dated
                11/29/95, due 12/04/95 in the
                amount of $16,012,911 (cost
                $16,000,000; the value of the
                collateral including accrued
                interest is $16,083,665)              16,000,000
  $37,000    CS First Boston Corp., 5.80%, dated
                11/29/95, due 12/06/95 in the
                amount of $37,041,728 (cost
                $37,000,000; the value of the
                collateral including accrued
                interest is $38,024,458)            $ 37,000,000
                                                    ------------
                                                     276,135,000
------------------------------------------------------------
Total Investments--102.5%
             (amortized cost $613,415,088(a))        613,415,088
             Liabilities in excess of other
                assets--(2.5%)                       (15,221,505)
                                                    ------------
             Net Assets--100%                       $598,193,583
                                                    ------------
                                                    ------------

---------------
F.R.N.--Floating Rate Note.
 (a) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
 (b) Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
 (c) When-issued security.
 (d) Segregated as collateral for when-issued security.
 (e) Percentages quoted represent yields to maturity.

--------------------------------------------------------------------------------
Notes to Financial Statements.
5

Portfolio of Investments         PRUDENTIAL GOVERNMENT SECURITIES TRUST
as of November 30, 1995          SHORT-INTERMEDIATE TERM SERIES
------------------------------------------------------------

Principal
Amount
(000)          Description                            (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--97.2%
------------------------------------------------------------
Asset-Backed--4.7%
Chase Manhattan Credit Card Trust
   $5,000     5.94%, 8/15/01, F.R.N.                $  4,996,850
Main Place Funding Corporation
    5,000     6.085%, 7/17/98, F.R.N.                  5,008,594
                                                    ------------
                                                      10,005,444
------------------------------------------------------------
Federal Home Loan Mortgage Corporation--15.5%
   10,000     6.71%, 6/11/02                          10,228,100
   15,000     6.82%, 6/29/05                          15,330,450
    7,354     6.813%, 8/01/24, ARMS                    7,377,102
                                                    ------------
                                                      32,935,652
------------------------------------------------------------
Federal National Mortgage Association--22.1%
   21,510     7.50%, 3/10/99                          21,610,882
   15,000     6.63%, 6/20/05                          15,578,850
    9,493     9.00%, 4/01/25                           9,955,842
                                                    ------------
                                                      47,145,574
------------------------------------------------------------
Government National Mortgage Association--13.7%
    9,320     9.00%, 6/15/98 - 9/15/09                 9,837,988
   10,890     8.00%, 6/15/23 - 8/15/25                11,267,671
    7,943     6.00%, 7/20/25 - 11/20/25, ARMS          8,021,827
                                                    ------------
                                                      29,127,486
Resolution Trust Corporation--3.3%
   $6,921     6.905%, 12/25/20, CMO, Series 1992    $  6,964,107
------------------------------------------------------------
United States Treasury Notes--37.9%
    9,000     7.50%, 12/31/96                          9,195,480
   16,000(a)  8.50%, 4/15/97                          16,644,960
   25,700     6.50%, 8/15/97                          26,161,797
   10,000(a)  7.375%, 11/15/97                        10,359,400
    5,000(a)  6.25%, 8/31/00                           5,140,600
   12,600     6.50%, 8/15/05                          13,253,625
                                                    ------------
                                                      80,755,862
                                                    ------------
              Total long-term investments
                 (cost $205,303,802)                 206,934,125
                                                    ------------
SHORT-TERM INVESTMENT--5.3%
------------------------------------------------------------
   11,398     Joint Repurchase Agreement Account,
              5.90%, 12/1/95 (Note 5)
                 (cost $11,398,000)                   11,398,000
------------------------------------------------------------
Total Investments--102.5%
              (cost $216,701,802; Note 4)            218,332,125
              Liabilities in excess of other
                 assets--(2.5%)                       (5,335,689)
                                                    ------------
              Net Assets--100%                      $212,996,436
                                                    ------------
                                                    ------------

---------------
(a) Asset segregated for dollar rolls.
ARMS--Adjustable Rate Mortgage Security.
CMO--Collateralized Mortgage Obligation.
F.R.N.--Floating Rate Note.
--------------------------------------------------------------------------------
6                                            See Notes to Financial Statements.

PRUDENTIAL GOVERNMENT SECURITIES TRUST
U.S. TREASURY MONEY MARKET SERIES
Portfolio of Investments as of November 30, 1995
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
United States Treasury Bills--77.4%
  $75,000    5.625%, 12/14/95                       $ 74,847,747
   64,153    5.37%, 12/21/95                          63,961,610
    1,266    5.40%, 12/21/95                           1,262,202
    1,082    5.42%, 12/21/95                           1,078,742
    3,689    5.515%, 12/21/95                          3,677,697
    6,481    5.54%, 12/21/95                           6,461,052
   21,674    5.625%, 12/21/95                         21,606,269
   25,000    5.63%, 12/21/95                          24,921,806
   25,000    5.64%, 12/21/95                          24,921,667
   19,000    5.365%, 2/8/96                           18,804,625
   11,457    5.425%, 2/8/96                           11,337,871
   10,000    5.355%, 2/15/96                           9,886,950
                                                    ------------
                                                     262,768,238
------------------------------------------------------------
United States Treasury Notes--28.2%
    5,500    4.625%, 2/15/96                           5,478,166
    5,000    5.125%, 3/31/96                           4,975,699
   15,390    7.75%, 3/31/96                           15,495,806
    7,500    9.375%, 4/15/96                           7,599,919
   10,000    5.50%, 4/30/96                            9,986,315
   36,000    7.375%, 5/15/96                          36,284,241
   15,000    6.125%, 7/31/96                          15,053,527
      657    7.875%, 7/31/96                             665,594
                                                    ------------
                                                      95,539,267
------------------------------------------------------------
Total Investments--105.6%
             (amortized cost $358,307,505(a))        358,307,505
             Liabilities in excess of other
                assets--(5.6%)                       (18,973,171)
                                                    ------------
             Net Assets--100%                       $339,334,334
                                                    ------------
                                                    ------------

---------------
(a) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
--------------------------------------------------------------------------------
See Notes to Financial Statements.
7

Statement of Assets and Liabilities
November 30, 1995                         PRUDENTIAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------

                                       U.S.

                                     Treasury

    Money            Short-           Money

    Market        Intermediate        Market
Assets
    Series        Term Series         Series

 ------------     ------------     ------------
Investments, at value (cost $613,415,088, $216,701,802 and $358,307,505, respectively).............................................................
 $613,415,088     $218,332,125     $358,307,505
Cash........................................................................
       87,271               --           12,240
Receivable for investments sold.............................................
           --       32,377,599       74,768,056
Interest receivable.........................................................
    3,172,886        3,216,974          898,319
Receivable for Series shares sold...........................................
    2,742,918           57,881        4,949,719
Deferred expenses and other assets..........................................
       12,221            4,525            7,334

 ------------     ------------     ------------
   Total assets.............................................................
  619,430,384      253,989,104      438,943,173

 ------------     ------------     ------------
Liabilities
Payable for investments purchased...........................................
   14,989,667       40,146,036       84,963,758
Payable for Series shares reacquired........................................
    5,388,612          275,980       14,174,206
Dividends payable...........................................................
      602,145          288,363          327,563
Due to Manager..............................................................
      198,448           61,985          114,824
Due to Distributors.........................................................
       32,859           18,400           19,088
Accrued expenses and other liabilities......................................
       25,070          201,904            9,400

 ------------     ------------     ------------
   Total liabilities........................................................
   21,236,801       40,992,668       99,608,839

 ------------     ------------     ------------
Net Assets..................................................................
 $598,193,583     $212,996,436     $339,334,334

 ------------     ------------     ------------

 ------------     ------------     ------------
Net assets were comprised of:
   Shares of beneficial interest, at par ($.01 per share)...................
 $  5,981,936     $    218,689     $  3,393,343
   Paid-in capital in excess of par.........................................
  592,211,647      262,790,304      335,940,991

 ------------     ------------     ------------

  598,193,583      263,008,993      339,334,334
   Undistributed net investment income......................................
           --        2,191,284               --
   Accumulated net realized losses..........................................
           --      (53,834,164)              --
   Net unrealized appreciation of investments...............................
           --        1,630,323               --

 ------------     ------------     ------------
Net assets, November 30, 1995...............................................
 $598,193,583     $212,996,436     $339,334,334

 ------------     ------------     ------------

 ------------     ------------     ------------
Shares of beneficial interest issued and outstanding........................
  598,193,583       21,868,861      339,334,334

 ------------     ------------     ------------

 ------------     ------------     ------------
Net asset value.............................................................
        $1.00            $9.74            $1.00

 ------------     ------------     ------------

 ------------     ------------     ------------

--------------------------------------------------------------------------------
8                                            See Notes to Financial Statements.

Statement of Operations
Year Ended November 30, 1995              PRUDENTIAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------

     Money            Short-         U.S. Treasury

    Market         Intermediate          Money
Net Investment Income
    Series         Term Series       Market Series

  -----------      ------------      -------------
Income
   Interest.................................................................
  $35,446,030      $$13,976,899       $ 19,441,897
   Income from securities lending...........................................
           --           216,951                 --

  -----------      ------------      -------------

   35,446,030        14,193,850         19,441,897

  -----------      ------------      -------------
Expenses
   Management fee...........................................................
    2,390,395           838,085          1,381,478
   Distribution fee.........................................................
      746,998           419,803            431,712
   Transfer agent's fees and expenses.......................................
    1,159,000           285,000            121,000
   Custodian's fees and expenses............................................
      110,000           102,000             37,000
   Registration fees........................................................
      100,000            65,000             50,000
   Reports to shareholders..................................................
       95,000           155,000             49,000
   Audit fee................................................................
       42,000            39,000             39,000
   Trustees' fees...........................................................
       12,000            12,000             12,000
   Insurance expense........................................................
       20,000             8,000             10,200
   Legal fees...............................................................
        7,000            63,000              5,000
   Amortization of deferred organization expenses...........................
           --                --              7,900
   Miscellaneous............................................................
        4,381             7,051              2,875

  -----------      ------------      -------------
      Total expenses........................................................
    4,686,774         1,993,939          2,147,165

  -----------      ------------      -------------
Net investment income.......................................................
   30,759,256        12,199,911         17,294,732

  -----------      ------------      -------------
Realized and Unrealized Gain on Investments
Net realized gain on investment transactions................................
       39,057         7,255,112            251,743
Net change in unrealized appreciation of investments........................
           --         5,231,521                 --

  -----------      ------------      -------------
Net gain on investments.....................................................
       39,057        12,486,633            251,743

  -----------      ------------      -------------
Net Increase in Net Assets Resulting from Operations........................
  $30,798,313      $ 24,686,544       $ 17,546,475

  -----------      ------------      -------------

  -----------      ------------      -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.
9

Statement of Changes in Net Assets        PRUDENTIAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------

Short-                         U.S. Treasury
                                       Money Market
Intermediate                      Money Market
                                          Series                          Term
Series                         Series
                              -------------------------------
-------------------------------   -------------------------------
Increase (Decrease)                                                 Year ended
November 30,

-----------------------------------------------------------------------------
----------------------
in Net Assets                      1995             1994             1995
       1994             1995             1994
                              --------------   --------------   --------------
 --------------   --------------   --------------
Operations
   Net investment income....  $   30,759,256   $   23,366,223   $   12,199,911
 $   16,852,611   $   17,294,732   $    9,891,712
   Net realized gain (loss)
      on investment
      transactions..........          39,057           84,741        7,255,112
    (15,205,293)         251,743           55,159
   Net change in unrealized
   appreciation/depreciation
      of investments........              --               --        5,231,521
    (10,351,690)              --               --
                              --------------   --------------   --------------
 --------------   --------------   --------------
   Net increase (decrease)
      in net assets
      resulting from
      operations............      30,798,313       23,450,964       24,686,544
     (8,704,372)      17,546,475        9,946,871
                              --------------   --------------   --------------
 --------------   --------------   --------------
Net equalization debits.....              --               --         (413,787)
        (3,335)              --               --
                              --------------   --------------   --------------
 --------------   --------------   --------------
Dividends and distributions
   to shareholders:
   Dividends to
      shareholders..........     (30,798,313)     (23,450,964)     (11,844,750)
   (16,669,920)     (17,546,475)      (9,946,871)
   Tax return of capital
      distribution to
      shareholders..........              --               --               --
     (3,852,402)              --               --
                              --------------   --------------   --------------
 --------------   --------------   --------------
Total dividends and
   distributions to
   shareholders.............     (30,798,313)     (23,450,964)     (11,844,750)
   (20,522,322)     (17,546,475)      (9,946,871)
                              --------------   --------------   --------------
 --------------   --------------   --------------
Series share transactions(a)
   Net proceeds from shares
      subscribed............   1,668,939,755    1,978,695,920
40,102,462(b)     86,065,731   2,801,540,919    1,582,592,660
   Net asset value of shares
      issued to shareholders
      in reinvestment of
      dividends and
      distributions.........      29,404,107       22,318,739        7,611,953
     14,086,719       15,973,007        9,338,121
   Cost of shares
      reacquired............  (1,737,493,726)  (2,283,173,810)     (89,126,093)
  (176,886,461)  (2,772,163,839)  (1,582,924,124)
                              --------------   --------------   --------------
 --------------   --------------   --------------
   Net increase (decrease)
      in net assets from
      Series share
      transactions..........     (39,149,864)    (282,159,151)     (41,411,678)
   (76,734,011)      45,350,087        9,006,657
                              --------------   --------------   --------------
 --------------   --------------   --------------
Total increase (decrease)...     (39,149,864)    (282,159,151)     (28,983,671)
  (105,964,040)      45,350,087        9,006,657
Net Assets
Beginning of year...........     637,343,447      919,502,598      241,980,107
    347,944,147      293,984,247      284,977,590
                              --------------   --------------   --------------
 --------------   --------------   --------------
End of year.................  $  598,193,583   $  637,343,447   $  212,996,436
 $  241,980,107   $  339,334,334   $  293,984,247
                              --------------   --------------   --------------
 --------------   --------------   --------------
                              --------------   --------------   --------------
 --------------   --------------   --------------

---------------
  (a) At $1.00 per share for the Money Market Series and the U.S. Treasury Money
      Market Series.
  (b) Includes proceeds of $28,023,926 from the acquisition of the Prudential
      Adjustable Rate Securities Fund, Inc.
--------------------------------------------------------------------------------
10                                           See Notes to Financial Statements.

Notes to Financial Statements             PRUDENTIAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
Prudential Government Securities Trust (the ``Fund'') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund consists of three series--the Money Market Series, the Short-Intermediate Term Series (formerly the Intermediate Term Series) and the U.S. Treasury Money Market Series; the monies of each series are invested in separate, independently managed portfolios.
------------------------------------------------------------
Note 1. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Securities Valuations: The Money Market Series and U.S. Treasury Money Market Series value portfolio securities at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.
For the Short-Intermediate Term Series, the Trustees have authorized the use of an independent pricing service to determine valuations. The pricing service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations. When market quotations are not readily available, a security is valued by appraisal at its fair value as determined in good faith under procedures established under the general supervision and responsibility of
the Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
In connection with transactions in repurchase agreements, the Fund's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Securities Lending: The Short-Intermediate Term Series may lend its U.S. Government securities to broker-dealers or government securities dealers. The Fund's policy is to receive collateral on each loan at least equal, at all times, to the market value of the securities loaned. The Series may bear the risk of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially. The Series receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Series also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Series.
Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Money Market and the U.S. Treasury Money Market Series' amortize discounts and premiums on purchases of portfolio securities as adjustments to income. For the Short-Intermediate Term Series, gains or losses resulting from discounts or premiums on purchased securities are treated as capital gains or losses when realized upon disposal.
Dollar Rolls: The Short-Intermediate Term Series enters into dollar roll transactions in which the Series sells securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Short-Intermediate Term Series forgoes principal and interest paid on the securities. The Series is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is taken into income. The Short-Intermediate Term Series maintains a segregated account, the dollar value of which is equal to its obligations in respect of dollar rolls. There were no dollar rolls outstanding as of November 30, 1995.
Federal Income Taxes: For federal income tax purposes, each series of the Fund is treated as a separate taxable entity. It is each Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.
Equalization: The Short-Intermediate Term Series follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of
reacquisitions of its shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the shares.
Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with A.I.C.P.A. Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. For the Short-Intermediate Term Series, the
--------------------------------------------------------------------------------
                                                                             11

Notes to Financial Statements             PRUDENTIAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
effect of applying this statement was to increase undistributed net investment income by $116,167 for market discount recognized on securities sold, decrease accumulated net realized losses by $21,796,567, and decrease paid-in capital in excess of par by $21,912,734. The reduction in accumulated net realized losses was due to the expiration of a portion of the capital loss carryforward. Current year net investment income, net realized losses and net assets were not affected by this change.
Deferred Organization Expenses: Approximately $49,000 of expenses were incurred in connection with the organization and initial registration of the U.S. Treasury Series and such amount was deferred and amortized over a period of 60 months ending December, 1995.
Dividends and Distributions: The Money Market Series and U.S. Treasury Money Market Series declare daily dividends from net investment income and net short-term capital gains and losses. Dividends are paid monthly.
The Short-Intermediate Term Series declares dividends from net investment income daily; payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual Fund Management, Inc. (``PMF''). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation (``PIC''); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid to PMF is computed daily and payable monthly, at an annual rate of .40 of 1% of the average daily net assets of the Short-Intermediate Term Series and the U.S. Treasury Money Market Series. With respect to the Money Market Series, the management fee is payable as follows:
 .40 of 1% of average daily net assets up to $1 billion, .375 of 1% of average daily net assets between $1 billion and $1.5 billion and .35 of 1% in excess of $1.5 billion.
The Fund had a distribution agreement with Prudential Mutual Fund Distributors, Inc. (``PMFD''), which acted as the distributor of the shares of the Money Market Series and the U.S. Treasury Money Market Series through January 1, 1996. Effective January 2, 1996, Prudential Securities Incorporated (``PSI'') assumed these responsibilities. The Fund compensates the distributors for distributing and servicing each of the series' shares, pursuant to plans of distribution, regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly at an annual rate of .125% of each of the series' average daily net assets. The distributors pay various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. The Fund compensates PSI for its expenses as distributor of the Short-Intermediate Term Series. The Short-Intermediate Term Series entered into a distribution agreement and a plan of distribution pursuant to which it pays PSI a fee, accrued daily and payable monthly, at an annual rate of .25 of 1% of the lesser of (a) the aggregate sales of shares issued (not including reinvestment of dividends and distributions) on or after July 1, 1985 (the effective date of the plan) less the aggregate net asset value of any such shares redeemed, or (b) the average net asset value of the shares issued after the effective date of the plan. Distribution expenses include commission credits to PSI branch offices for payments of commissions and account servicing fees to financial advisers and an allocation on account of overhead and other distribution-related expenses, the cost of printing and mailing prospectuses to potential investors and of advertising incurred in connection with the distribution of series shares. In addition, PSI pays other broker-dealers, including Pruco, an affiliated broker-dealer, for account servicing fees and other expenses incurred by such broker-dealers in distributing these shares. PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC are (indirect) wholly-owned subsidiaries of The Prudential Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-owned subsidiary of PMF, serves as the Fund's transfer agent. During the year ended November 30, 1995, the Fund incurred fees of approximately $986,000, $211,000, and $108,000, respectively, for the Money Market Series, Short-Intermediate Term Series, and U.S. Treasury Money Market Series. Transfer agent fees and expenses in the Statement of Operations includes certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities other than short-term investments, for the Short-Intermediate Term Series for the year ended November 30, 1995 were $436,116,097 and $465,020,126, respectively.
--------------------------------------------------------------------------------
12

Notes to Financial Statements             PRUDENTIAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
For the Short-Intermediate Term Series, the cost basis of investments for federal income tax purposes was substantially the same as for reporting purposes and, accordingly, as of November 30, 1995, net unrealized appreciation of investments for federal income tax purposes was $1,630,323 (gross urealized appreciation $2,224,711; gross unrealized depreciation-- $594,388).
For federal income tax purposes, the Short-Intermediate Term Series has a capital loss carryforward as of November 30, 1995 of approximately $53,834,000 of which $11,426,000 expires in 1996, $19,180,000 expires in 1997, $6,864,000 expires in 1998, $4,746,000 expires in 1999, $235,000 expires in 2001, and
$11,383,000 expires in 2002. Such carryforward amount is after realization of approximately $3,260,000 in net taxable gains recognized during the fiscal year ended November 30, 1995. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. During the fiscal year ended November 30, 1995, approximately $21,913,000 of the capital loss carryforward expired unused.
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of November 30, 1995, the Short-Intermediate Term Series had a 1.09% undivided interest in the repurchase agreements in the joint account. This undivided interest represented $11,398,000 in principal amount. As of such date, the repurchase agreements in the joint account and the value of the collateral therefor were as follows:
Bear, Stearns & Co., 5.90%, in the principal amount of $295,000,000, repurchase price $295,048,347, due 12/1/95. The value of the collateral including accrued interest was $301,169,389.
CS First Boston Corp., 5.91%, in the principal amount of $185,000,000, repurchase price $185,030,371, due 12/1/95. The value of the collateral including accrued interest was $188,765,433.
Goldman, Sachs & Co., 5.90%, in the principal amount of $160,025,000, repurchase price $160,051,226, due 12/1/95. The value of the collateral including accrued interest was $163,225,834.
Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.89%, in the principal amount of $35,000,000, repurchase price $35,005,726, due 12/1/95. The value of the collateral including accrued interest was $35,700,962.
Sanwa Bank Limited, 5.90%, in the principal amount of $75,000,000, repurchase price $75,012,292, due 12/1/95. The value of the collateral including accrued interest was $76,500,873.
Smith Barney, Inc., 5.89%, in the principal amount of $295,000,000, repurchase price $295,048,265, due 12/1/95. The value of the collateral including accrued interest was $300,900,696.
------------------------------------------------------------
Note 6. Capital
Each series has authorized an unlimited number of shares of beneficial interest at $.01 par value. Transactions in shares of beneficial interest for the Intermediate Term Series for the fiscal years ended November 30, 1995 and 1994 were as follows:

                                    Year ended November 30,
                                   --------------------------
                                      1995           1994
                                   ----------    ------------
   Shares sold..................    4,167,583*      8,712,001
   Shares issued in reinvestment
     of dividends and
     distributions..............      809,302       1,465,698
   Shares reacquired............   (9,498,358)    (18,375,629)
                                   ----------    ------------
   Net decrease.................   (4,521,473)     (8,197,930)
                                   ----------    ------------
                                   ----------    ------------

* Includes 2,889,065 shares issued for the acquisition of the Prudential Adjustable Rate Securities Fund, Inc.
------------------------------------------------------------
Note 7. Acquisition of Prudential Adjustable Rate Securities Fund
On November 24, 1995, the Short-Intermediate Term Series (``the Series'') acquired all the net assets of Prudential Adjustable Rate Securities Fund, Inc. (``Adjustable Rate'') pursuant to a plan of reorganization approved by Adjustable Rate shareholders on May 4, 1995. The acquisition was accomplished by
a tax-free exchange of 2,889,065 shares of the Series (consisting of 2,886,329 shares of the Series for 2,918,596 Class A shares of Adjustable Rate and 2,736 shares of the Series for 2,757 Class B shares of Adjustable Rate) valued at $28,023,926 in the aggregate on November 24, 1995. The aggregate net assets of the Series and Adjustable Rate immediately before the acquisition were $184,719,629 and $28,023,926 (including $10,208 of net unrealized depreciation), respectively.
--------------------------------------------------------------------------------


                                         PRUDENTIAL GOVERNMENT SECURITIES TRUST
                                         MONEY MARKET SERIES
Financial Highlights
--------------------------------------------------------------------------------

                                                       Year Ended November 30,

----------------------------------------------------------------
                                     1995         1994         1993
1992           1991
                                   --------     --------     --------
----------     ----------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year.........................    $  1.000     $  1.000     $  1.000     $
1.000     $    1.000
Net investment income..........       0.052        0.033        0.026
0.035          0.058
Dividends from net investment
  income.......................      (0.052)      (0.033)      (0.026)
(0.035)        (0.058)
                                   --------     --------     --------
----------     ----------
Net asset value, end of year...    $  1.000     $  1.000     $  1.000     $
1.000     $    1.000
                                   --------     --------     --------
----------     ----------
                                   --------     --------     --------
----------     ----------
TOTAL RETURN(a):...............        5.20%        3.29%        2.62%
 3.57%          5.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000)........................    $598,194     $637,343     $919,503
$1,026,187     $1,212,836
Average net assets (000).......    $597,599     $732,867     $950,988
$1,113,759     $1,255,014
Ratios to average net assets:
   Expenses, including
      distribution fees........        0.78%        0.77%        0.72%
 0.72%          0.65%
   Expenses, excluding
      distribution fees........        0.65%        0.64%        0.59%
 0.60%          0.53%
   Net investment income.......        5.15%        3.19%        2.56%
 3.42%          5.78%

---------------
 (a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
14                                           See Notes to Financial Statements.

                                       PRUDENTIAL GOVERNMENT SECURITIES TRUST
                                       SHORT-INTERMEDIATE TERM SERIES
Financial Highlights
--------------------------------------------------------------------------------

                                                       Year Ended November 30,

----------------------------------------------------------------
                                     1995         1994         1993
1992           1991
                                   --------     --------     --------
----------     ----------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year.........................    $   9.17     $  10.06     $   9.97     $
10.00     $     9.71
                                   --------     --------     --------
----------     ----------
Income from investment
  operations
Net investment income..........        0.56         0.64         0.69
 0.75           0.82
Net realized and unrealized
  gain (loss) on investment
  transactions.................        0.55        (0.89)        0.11
(0.03)          0.31
                                   --------     --------     --------
----------     ----------
   Total from investment
      operations...............        1.11        (0.25)        0.80
 0.72           1.13
                                   --------     --------     --------
----------     ----------
Less distributions
Dividends from net investment
  income.......................       (0.54)       (0.52)       (0.69)
(0.75)         (0.84)
Tax return of capital
  distribution.................          --        (0.12)       (0.02)
   --             --
                                   --------     --------     --------
----------     ----------
Total distributions............       (0.54)       (0.64)       (0.71)
(0.75)         (0.84)
                                   --------     --------     --------
----------     ----------
Net asset value, end of year...    $   9.74     $   9.17     $  10.06     $
 9.97     $    10.00
                                   --------     --------     --------
----------     ----------
                                   --------     --------     --------
----------     ----------
TOTAL RETURN(a):...............       12.37%       (2.58)%       8.26%
 7.40%         12.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000)........................    $212,996     $241,980     $347,944     $
303,451     $  298,086
Average net assets (000).......    $209,521     $307,382     $321,538     $
294,388     $  301,643
Ratios to average net assets:
   Expenses, including
      distribution fees........        0.95%        0.84%        0.80%
 0.79%          0.79%
   Expenses, excluding
      distribution fees........        0.75%        0.63%        0.59%
 0.58%          0.63%
   Net investment income.......        5.82%        5.48%        6.80%
 7.47%          8.36%
Portfolio turnover rate........         217%         431%          44%
   60%           151%

---------------
 (a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
See Notes to Financial Statements.
15

                                        PRUDENTIAL GOVERNMENT SECURITIES TRUST
                                        U.S. TREASURY MONEY MARKET SERIES
Financial Highlights
--------------------------------------------------------------------------------

        December 3,

          1990(d)
                                               Year Ended November 30,
          Through

-----------------------------------------------     November 30,
                                     1995         1994         1993         1992
         1991
                                   --------     --------     --------
--------     ------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  period.......................    $  1.000     $  1.000     $  1.000     $
1.000       $  1.000
Net investment income..........       0.050        0.033        0.025
0.034          0.057(c)
Dividends from net investment
  income.......................      (0.050)      (0.033)      (0.025)
(0.034)        (0.057)
                                   --------     --------     --------
--------     ------------
Net asset value, end of
  period.......................    $  1.000     $  1.000     $  1.000     $
1.000       $  1.000
                                   --------     --------     --------
--------     ------------
                                   --------     --------     --------
--------     ------------
TOTAL RETURN(a)................        5.08%        3.31%        2.54%
3.46%          5.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000)........................    $339,334     $293,984     $284,978
$233,600       $288,922
Average net assets (000).......    $345,369     $308,454     $273,313
$263,459       $273,203
Ratios to average net assets:
   Expenses, including
      distribution fees........        0.62%        0.62%        0.66%
0.66%          0.50%(b)/(c)
   Expenses, excluding
      distribution fees........        0.50%        0.50%        0.53%
0.54%          0.38%(b)/(c)
   Net investment income.......        5.01%        3.21%        2.49%
3.29%          5.74%(b)/(c)

---------------
 (a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for a period of less than one year is not annualized.
 (b) Annualized.
 (c) Net of expense subsidy.
 (d) Commencement of investment operations.

--------------------------------------------------------------------------------
16                                           See Notes to Financial Statements.

Report of Independent Accountants         PRUDENTIAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
To the Shareholders and Trustees of
Prudential Government Securities Trust:

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Series, Short-Intermediate Term Series and U.S. Treasury Money Market Series (constituting Prudential Government Securities Trust, hereafter referred to as the ``Fund'') at November 30, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as ``financial statements'') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
January 24, 1996
--------------------------------------------------------------------------------

Important Notice for
Certain Shareholders                      PRUDENTIAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
We are required by New York, California, Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state's taxing authorities. We are pleased to report that 32% of the dividends paid by the Money Market Series*, 57% of the dividends paid by the Short-Intermediate Term Series* and 100% of the dividends paid by the U.S. Treasury Money Market Series qualify for such deduction.

Shortly after the close of the calendar year ended December 31, 1995, you will be advised as to the federal tax status of the dividends you received in calendar 1995.

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

* Due to certain minimum portfolio holding requirements in California and New York, residents of those states will not be able to exclude interest on Federal obligations from state and local tax.
--------------------------------------------------------------------------------
18

Supplemental Proxy Information            PRUDENTIAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
   The Annual Meeting of Shareholders of the Prudential Government Securities Trust was held on June 27, 1995 at the offices of Prudential Securities Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:

(1)       To elect the following five Trustees:
              - Delayne Dedrick Gold
              - Arthur Hauspurg
              - Stephen P. Munn
              - Richard A. Redeker
              - Louis A. Weil, III
(2) To ratify the selection by the Trustees of Price Waterhouse LLP as independent accountants for the fiscal year ending November 30, 1995.

(3) To consider and act upon any other business as may properly come before the Annual Meeting or any adjournment thereof.

   The results of the proxy solicitation on the above matters were as follows:

              Trustee/Auditor            Votes for          Votes against
   Votes withheld         Abstentions
           ---------------------        ------------        --------------
   ---------------        ------------
(1)        Delayne Dedrick Gold         739,638,360               --
      4,834,797                --
           Arthur Hauspurg              739,621,693               --
      4,851,464                --
           Stephen P. Munn              739,803,864               --
      4,669,293                --
           Richard A. Redeker           739,764,595               --
      4,708,562                --
           Louis A. Weil, III           740,021,339               --
      4,451,818                --

(2)        Price Waterhouse LLP         726,783,497           2,574,740
         --                15,114,825

(3) There was no other business voted upon at the Annual Meeting of Shareholders.

--------------------------------------------------------------------------------

Supplemental Proxy Information            PRUDENTIAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
   A Special Meeting of Shareholders of Prudential Government Securities Trust was held on July 19, 1995 at the offices of Prudential Securities Incorporated, One Seaport Plaza, New York, New York, for the purposes and for action by the shareholders of the Series indicated below:

 Proposal        Shareholders
   No.              Voting
 Purpose
----------    ------------------
-----------------------------------------------------------------------------
----------------
(1)           All Series             To approve amended and restated
Distribution and Service Plans.
(2)           Money Market and       To approve elimination of the Series'
investment restriction that limits investments to those
              Intermediate Term      securities listed in the Series'
Prospectuses under ``Investment Objective and Policies.''
              Series*
(3)           All Series             To approve elimination of the Series'
investment restrictions regarding restricted and
                                     illiquid securities.
(4)           Money Market and       To approve elimination of the Series'
investment restriction regarding the purchase and sale
              Intermediate Term      of warrants, puts, calls, straddles,
spreads or combinations thereof.
              Series*
(5)           Intermediate Term      To approve modification of the Intermediate
Term Series' investment restrictions to permit an
              Series*                increase in the borrowing capabilities of
the Series.
(6)           Intermediate Term      To approve modification of the Intermediate
Term Series' investment restrictions to clarify
              Series*                that the purchase and sale of certain
securities are not deemed to be the purchase or sale of
                                     real estate or real estate mortgage loans.
(7)           Intermediate Term      To approve modification of the Intermediate
Term Series' investment restriction regarding
              Series*                purchases of securities on margin and short
sales to permit certain transactions involving
                                     margin and certain short sales.
(8)           Intermediate Term      To approve modification of the Intermediate
Term Series' investment restriction regarding the
              Series*                purchase and sale of commodities or
commodity futures contracts to permit the purchase and
                                     sale of financial futures contracts and
options thereon.
(9)           All Series             To consider and act upon any other business
as may properly come before the Special Meeting
                                     or any adjournment thereof.

   The results of the proxy solicitation on the above matters were as follows:

                                            Series
  Votes For        Votes Against       Abstentions
                                          ---------
------------       --------------      -----------
(1)           Money Market Series
 226,473,758           19,867,416      43,163,293
              U.S. Treasury Money Market Series
 174,627,756            8,670,828      28,720,007
              Intermediate Term Series*
  12,575,764            1,092,104       1,298,254
(2)           Money Market Series
 212,988,151           36,301,502      40,214,814
              Intermediate Term Series*
  12,142,293            1,529,325       1,294,504
(3)           Money Market Series
 209,465,469           40,280,204      39,758,794
              U.S. Treasury Money Market Series
 170,070,502           16,665,470      25,282,619
              Intermediate Term Series*
  12,022,374            1,790,821       1,152,927
(4)           Money Market Series
 207,010,923           42,136,713      40,356,831
              Intermediate Term Series*
  11,990,323            1,793,483       1,182,316
(5)           Intermediate Term Series*
  11,945,380            1,823,174       1,197,568
(6)           Intermediate Term Series*
  12,351,347            1,359,647       1,255,128
(7)           Intermediate Term Series*
  12,139,836            1,705,221       1,121,065
(8)           Intermediate Term Series*
  12,136,288            1,692,339       1,137,495
(9)       There was no other business voted upon at the Special Meeting of
Shareholders.

---------------
* Subsequently renamed as the Short-Intermediate Term Series.
--------------------------------------------------------------------------------
20

Prudential Mutual Funds
One Seaport Plaza
New York, NY 10292
Toll Free (800) 225-1852

Internet Address:
http:\\www.prudential.com
(LOGO)

Trustees
Delayne Dedrick Gold
Arthur Hauspurg
Steven P. Munn
Richard A. Redeker
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Eugene S. Stark, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Ronald Amblard, Assistant Secretary

Manager
Prudential Mutual Fund
Management, Inc.
One Seaport Plaza
New York, NY 10292

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

744342106              MF100E
744342205              Cat. #444437V
744342304